Intangible Assets, Net - Schedule of The Company's Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	$ 44,810	$ 44,810
Additions	1,250
Impairment	(513)
Accumulated Amortization	(9,585)	(7,981)
Intangible Assets, net	35,962	36,829
IPR&D [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	20,940	20,940
Intangible Assets, net	$ 20,940	$ 20,940
Acquired technologies [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Weighted-Average Remaining Contractual Life (in Years)	9 years 8 months 12 days	11 years 2 months 12 days
Gross Carrying Amount	$ 23,870	$ 23,870
Additions	1,250
Impairment	(513)
Accumulated Amortization	(9,585)	(7,981)
Intangible Assets, net	$ 15,022	$ 15,889